Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials			$ 57
Finished products	[1]	1,199	566
Inventory, Net		$ 1,199	$ 623

[1]	Includes amounts of $612 and $176 for 2017 and 2016, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.